Stock Based Compensation Plans:	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation Plans:

Note 8. Stock Based Compensation Plans:

Equity Incentive Plan

The Company's equity incentive plan provides for the grant of stock options to purchase the Company’s Class A common shares. During the second quarter of 2021, the number of shares available under the plan was increased to a maximum of 9,939,500 shares. As of June 30, 2022, there were 2,721,107 options available for grant. Grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by the Board or a committee of the Board established pursuant to the equity incentive plan.

Stock option transactions for the six months ended June 30, 2022 and 2021 are as follows:

	2022		2021
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	7,218,393	$ 2.08	4,629,565	$ 2.36
Options granted	-	-	50,000	1.61
Options expired	-	-	(444,922)	1.85
Options outstanding - end of period	7,218,393	$ 2.08	4,234,643	$ 2.41

Options exercisable - end of period	7,173,391	$ 2.08	4,144,642	$ 2.43

The following table relates to stock options at June 30, 2022:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.60 - $1.60	2,983,750	$1.60	$ 0	9.26	2,983,750	$1.60	$ 0	9.26
$1.61 - $1.93	435,000	$1.77	0	7.28	389,998	$1.78	0	7.17
$2.39 - $2.39	3,369,643	$2.39	0	4.63	3,369,643	$2.39	0	4.63
$3.15 - $3.26	430,000	$3.21	0	2.46	430,000	$3.21	0	2.46
$1.60 - $3.26	7,218,393	$2.08	$ 0	6.58	7,173,391	$2.08	$ 0	6.57

The Company granted NIL and 50,000 options during the six-month periods ended June 30, 2022 and 2021, respectively. The Company recorded non-cash compensation during the six months ended June 30, 2022 and 2021 of $7,904 and $58,928, respectively upon the vesting of stock options granted in current and prior periods.

The weighted average fair value of the options granted during the six months ended June 30, 2021 was calculated as $0.70. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	0.46%
Expected term	5.0 years
Expected volatility	51%
Dividend yield	0

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and projected post-vesting behavior. The expected volatility is based on historical volatility of our common stock over a period equal to the expected term of the option.

Change of Control Agreements

The Company maintains change of control agreements with certain officers and employees. A Change of Control is generally defined as one or more of the following: the acquisition by any individual, entity or group, of beneficial ownership of 25 percent of the voting power of the Company’s outstanding Common Shares; a change in the composition of the Board that causes less than a majority of the current directors of the Board to be members of the incoming board; reorganization, merger or consolidation or sale or other disposition of all or substantially all of the assets of the Company; liquidation or dissolution of the Company; or any other event the Board reasonably determines constitutes a Change of Control. As of June 30, 2022, the amount payable under the change of control agreements, in the event of a Change of Control, was approximately $6.4 million, which has not been recognized herein as no event of a change of control has been triggered as of the date of this report.

Milestone bonuses

The Company implemented an incentive bonus plan in the fourth quarter of 2021 which involves senior management whose cash compensation was reduced as part of a three-year cost reduction program. The plan provides for the payment of a bonus upon the achievement of specific objectives related to the development of the Company’s business and prospects in Venezuela within certain time frames. As of June 30, 2022, the estimated maximum amount payable under the plan in the event of the achievement of the specific objectives was approximately $3.2 million. This amount has not been recognized herein and will only be recognized when, in management’s judgment, it is probable the specific objectives will be achieved. The plan also provides for severance payments upon the occurrence of certain events resulting in termination of employment. As of June 30, 2022, the Company has an accrued liability for probable severance payments of approximately $0.5 million. This amount was recorded in general and administrative expense for the three and six months ended June 30, 2022.